UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street, Suite 2000

         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos     Baltimore, MD/USA     October 30, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $551,388 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APARTMENT INVT & MGMT CO        CL A            03748r101     6679   147997 SH       SOLE                        0        0   147997
AVALONBAY CMNTYS INC            COM             053484101    29513   249986 SH       SOLE                    57951        0   192035
BIOMED REALTY TRUST INC         COM             09063H107    13914   577385 SH       SOLE                   133175        0   444210
BOSTON PROPERTIES INC           COM             101121101    29728   286130 SH       SOLE                    68795        0   217335
BROOKFIELD PPTYS CORP           COM             112900105    18087   726387 SH       SOLE                   291398        0   434989
CAMDEN PPTY TR                  SH BEN INT      133131102    13946   217063 SH       SOLE                    51941        0   165122
CEDAR SHOPPING CTRS INC         COM NEW         150602209    13156   965999 SH       SOLE                   165111        0   800888
CORPORATE OFFICE PPTYS TR       SH BEN INT      22002T108    16469   395628 SH       SOLE                   106665        0   288963
DCT INDUSTRIAL TRUST INC        COM             233153105    12969  1238716 SH       SOLE                   235817        0  1002899
DEVELOPERS DIVERSIFIED RLTY     COM             251591103     6229   111492 SH       SOLE                        0        0   111492
DIAMONDROCK HOSPITALITY CO      COM             252784301     1524    87580 SH       SOLE                        0        0    87580
DOUGLAS EMMETT INC              COM             25960p109    14506   586614 SH       SOLE                   165970        0   420644
DUKE REALTY CORP                COM NEW         264411505     6547   193641 SH       SOLE                        0        0   193641
ESSEX PPTY TR INC               COM             297178105     8420    71619 SH       SOLE                    27546        0    44073
FEDERAL REALTY INVT TR          SH BEN INT NEW  313747206    16351   184549 SH       SOLE                    47125        0   137424
FIRST INDUSTRIAL REALTY TRUS    COM             32054k103     1792    46111 SH       SOLE                        0        0    46111
GENERAL GROWTH PPTYS INC        COM             370021107     7961   148487 SH       SOLE                    48298        0   100189
HEALTH CARE REIT INC            COM             42217k106    18134   409917 SH       SOLE                    82740        0   327177
HEALTHCARE RLTY TR              COM             421946104     3716   139400 SH       SOLE                    51000        0    88400
HIGHWOODS PPTYS INC             COM             431284108     4245   115774 SH       SOLE                        0        0   115774
HILTON HOTELS CORP              COM             432848109     4109    88400 SH       SOLE                    35000        0    53400
HOME PROPERTIES INC             COM             437306103     4915    94199 SH       SOLE                        0        0    94199
HOSPITALITY PPTYS TR            COM SH BEN INT  44106m102     6209   152744 SH       SOLE                        0        0   152744
HOST HOTELS & RESORTS INC       COM             44107p104    19830   883728 SH       SOLE                   248609        0   635119
KIMCO REALTY CORP               COM             49446R109     6433   142313 SH       SOLE                        0        0   142313
MACERICH CO                     COM             554382101    18055   206163 SH       SOLE                    52530        0   153633
MEDICAL PPTYS TRUST INC         COM             58463j304     1395   104731 SH       SOLE                        0        0   104731
PARKWAY PPTYS INC               COM             70159Q104     3040    68887 SH       SOLE                        0        0    68887
PROLOGIS                        SH BEN INT      743410102    36832   555118 SH       SOLE                   134840        0   420278
PUBLIC STORAGE                  COM             74460d109    15147   192593 SH       SOLE                    51910        0   140683
REGENCY CTRS CORP               COM             758849103    21259   276991 SH       SOLE                    58368        0   218623
SENIOR HSG PPTYS TR             SH BEN INT      81721m109     5666   256860 SH       SOLE                        0        0   256860
SIMON PPTY GROUP INC NEW        COM             828806109    50728   507282 SH       SOLE                   121295        0   385987
SL GREEN RLTY CORP              COM             78440x101    20965   179545 SH       SOLE                    45805        0   133740
STARWOOD HOTELS&RESORTS WRLD    COM             85590a401     5639    92832 SH       SOLE                    33747        0    59085
SUNSTONE HOTEL INVS INC NEW     COM             867892101    11931   465363 SH       SOLE                    89395        0   375968
TANGER FACTORY OUTLET CTRS I    COM             875465106    12252   301858 SH       SOLE                    65905        0   235953
TAUBMAN CTRS INC                COM             876664103     3644    66572 SH       SOLE                        0        0    66572
U STORE IT TR                   COM             91274f104     3483   263894 SH       SOLE                        0        0   263894
VENTAS INC                      COM             92276F100    20178   487412 SH       SOLE                   116310        0   371102
VORNADO RLTY TR                 SH BEN INT      929042109    35792   327323 SH       SOLE                    85145        0   242178